Discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [line items]
Net sales to third parties of discontinued operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Sales to continuing and discontinued segments	0	20	53	33
Net sales	11,764	11,359	22,923	22,287
Other revenues	260	294	556	529
Cost of goods sold	(3,406)	(3,558)	(6,657)	(7,009)
Gross profit	8,618	8,095	16,822	15,807
Selling, general and administration	(3,585)	(3,495)	(6,915)	(6,779)
Research and Development	(2,051)	(2,126)	(4,350)	(4,108)
Other income	989	481	1,192	869
Other expense	(1,308)	(524)	(1,844)	(987)
Operating income of discontinued operations	$ 2,663	$ 2,431	$ 4,905	$ 4,802
Profit (loss) from operating activities, as a percentage from net sales	22.60%	21.40%	21.40%	21.60%
Interest expense	$ (205)	$ (237)	$ (431)	$ (455)
Other financial income and expense	0	45	44	80
Income before taxes	2,634	8,171	4,774	10,511
Taxes	(525)	(443)	(797)	(813)
Net income/loss from discontinued operations before gain on distribution		40	(101)	98
Gain on distribution	4,691		4,691
Net income/loss from discontinued operations	4,691	40	4,590	98
Discontinued operations
Statement [line items]
Net sales to third parties of discontinued operations		1,819	1,777	3,598
Sales to continuing and discontinued segments			32	3
Net sales		1,819	1,809	3,601
Cost of goods sold		(939)	(860)	(1,859)
Gross profit		880	949	1,742
Selling, general and administration		(698)	(638)	(1,337)
Research and Development		(150)	(142)	(288)
Other income		62	15	81
Other expense		(41)	(113)	(69)
Operating income of discontinued operations		$ 53	$ 71	$ 129
Profit (loss) from operating activities, as a percentage from net sales		2.90%	4.00%	3.60%
Interest expense		$ (7)	$ (10)	$ (13)
Other financial income and expense		2	(3)	1
Income before taxes		48	58	117
Taxes		(8)	(159)	(19)
Net income/loss from discontinued operations before gain on distribution		40	(101)	98
Gain on distribution	4,691		4,691
Net income/loss from discontinued operations	$ 4,691	$ 40	$ 4,590	$ 98
Applicable tax rate			274.00%
Applicable tax rate, excluding exceptional items			15.50%